Related party transactions and balances	12 Months Ended
Jul. 31, 2025
Related party transactions and balances [Abstract]
Related party transactions and balances
14.	Related party transactions and balances
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.
At July 31, 2025, the Company had amounts owing and accrued liabilities of $794,990 (July 31, 2024 - $478,072) payable to directors and officers of the Company for salaries, expense reimbursements and professional fees. These amounts are non-interest bearing and have no terms of repayment.
During the year ended July 31, 2025, the Company incurred wages and management fees of $698,890 and $279,000, respectively, to officers of the Company. Share based compensation incurred to officers and directors of the Company amounted to $488,569.
During the year ended July 31, 2025, the Company accrued interest of $228,518 on convertible debentures payable to related parties (Note 9).
During the year ended July 31, 2025, the Company amended the terms of convertible debentures payable to Focus Impact Partners and Focus Impact Sponsor, and issued an Additional Convertible Note to Focus Impact Partners (Note 9).
During the year ended July 31, 2025, the Company issued 55,729 common shares with a fair value of $585,155 to Focus Impact Partners in consideration for a strategic consulting agreement (Note 13).
During the year ended July 31, 2024, the Company issued convertible debentures to Devvio and Envviron (Note 9). During the year ended July 31, 2025, these loans were amended to extend their maturities to May 30, 2025, and the Company is in negotiations for further extension of maturities.
During the year ended July 31, 2024, the Company signed an amended strategic partnership agreement with Devvio (Note 18).